Government Grants - Summary of Details of Government Grants (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Details of Government grants [Line Items]
Non-current liability	€ 5,646	€ 7,216
Current liability	€ 453	585
Movilidad 2030 [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)
Non-current liability	€ 394	530
Current liability	€ 31	43
Flexener [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)
Non-current liability		48
Current liability		4
Zeus Ptas [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)
Non-current liability	€ 239	303
Current liability	€ 19	25
Alt impacte [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ)
Non-current liability	€ 289	356
Current liability	€ 23	29
Minichargers [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)
Non-current liability	€ 34	49
Current liability	€ 3	4
Accio creaci lloc treballs [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ)
Non-current liability	€ 96	101
Current liability	€ 8	8
Hermes Estudios [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Ministerio de Industria, Comercio y Turismo
Non-current liability	€ 242	591
Current liability	€ 19	48
Hermes Viabilidad [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Ministerio de Industria, Comercio y Turismo
Non-current liability	€ 696	1,232
Current liability	€ 57	100
Hermes Formacion [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Ministerio de Industria, Comercio y Turismo
Non-current liability	€ 40	142
Current liability	€ 3	11
Top Gun [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)
Non-current liability	€ 21	26
Current liability	€ 2	2
Torres Quevedo [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Agencia Estatal de Investigación
Non-current liability	€ 60	71
Current liability	€ 5	6
ILIOS PERTE VEC 2 [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Ministerio de Industria, Comercio y Turismo
Non-current liability	€ 2,599	2,900
Current liability	€ 208	235
GRID FORMING LOAD [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	European Climate, Infrastructure and Environment Executive Agency (CINEA)
Non-current liability	€ 296	371
Current liability	€ 24	30
REDWDS USA [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	California Energy Commission
Non-current liability	€ 474	496
Current liability	€ 38	€ 40
Camara De Comercio [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Cámara de Comercio
Non-current liability	€ 94
Current liability	€ 8
Installer Program [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ)
Non-current liability	€ 15
Reborn [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Agencia de Residuos de Cataluña
Non-current liability	€ 57
Current liability	€ 5